EQUITY - SCHEDULE OF MOVEMENT IN THE NUMBER OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - shares	1 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2018
Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Preferred units beginning balance (in shares)			5,520,000	5,520,000
Preferred units (in shares)	5,520,000		5,520,000	5,520,000
Preferred units ending balance (in shares)	5,520,000			5,520,000
Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common Units, beginning balance (in shares)			69,768,261	69,768,261
ATM program issuances (in shares)			617,969
Units repurchased (in shares)	(96,100)	(439,672)		(535,772)
Common Units, ending balance (in shares)	69,850,458			69,850,458
GP Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
GP Units, beginning balance (in shares)			1,423,843	1,423,843
ATM program issuances (in shares)				12,548
GP Units, ending balance (in shares)	1,436,391			1,436,391